Share-based payment	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment
22.
Share-based payment

By the Company

China Yuchai International Limited 2014 Equity Incentive Plan (the “2014 Equity Incentive Plan”)

The 2014 Equity Incentive Plan was approved by the Board of Directors of the Company on May 10, 2014 for a duration of 10 years. The share options granted under the 2014 Equity Incentive Plan expired in July 2024. In 2023 and 2024, there was no share-based payment expense arising from the 2014 Equity Incentive Plan.

China Yuchai International Limited 2025 Equity Incentive Plan (the “2025 Equity Incentive Plan”)

The 2025 Equity Incentive Plan was approved by the Board of Directors of the Company on May 16, 2025 for a duration of 10 years.

All options granted under the 2025 Equity Incentive Plan are subject to a vesting schedule as follows:

(1)
one year after the date of grant for up to 33% of the shares over which the options are exercisable;
(2)
two years after the date of grant for up to 66% (including (1) above) of the shares over which the options are exercisable; and
(3)
three years after the date of grant for up to 100% (including (1) and (2) above) of the shares over which the options are exercisable.
22.
Share-based payment (cont’d)

Movements during the year

The following table illustrates the number and exercise prices of, and movements in share options during the year:

		Number			Number	Number	Number
	Exercise	of options		Options	of options	of options	of options
	price	outstanding	Options	cancelled/	outstanding	exercisable	exercisable
Date	per	at	granted	lapsed	at	at	at
of	share	January 1,	during	during	December 31,	January 1,	December 31,	Exercise
grant	(US$)	2025	the year	the year	2025	2025	2025	period
9/8/2025	26.03	—	700,000	(80,000)	620,000	—	—	9/8/2026 to 8/8/2035
2/12/2025	35.36	—	200,000	—	200,000	—	—	2/12/2026 to 1/12/2035
		—	900,000	(80,000)	820,000	—	—

The fair value of services received in return for share options granted are measured by reference to the fair value of share options granted. The estimate of the fair value of the services received is measured based on the Black-Scholes model. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioral considerations.

Fair value of share options and assumptions

Date of grant of options	On August 9, 2025	On December 2, 2025
Fair value at measurement date (US$)	11.91 - 12.65	13.91 - 15.02
Share price (US$)	26.03	35.36
Exercise price (US$)	26.03	35.36
Expected volatility (%)	46.20 - 52.77	48.24 - 55.12
Expected option life (years)	3.5 – 5.5	3.5 – 5.5
Expected dividends (%)	1.68 - 1.79	1.39 - 1.47
Risk-free interest rate (%)	3.45 - 3.52	3.33 - 3.42

The exercise price for the share options outstanding as of December 31, 2025 was US$26.03 dollar for first grant and US$35.36 dollar for the second grant.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2025 was 9.7 years.

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

There are no market conditions associated with the share options granted. Service conditions and non-market performance conditions are not taken into account in the measurement of the fair value of the service to be received at the grant date.

22.
Share-based payment (cont’d)

By the Subsidiaries

Guangxi Yuchai Machinery Company Limited Equity Holding Scheme (the “Yuchai Equity Scheme”) and Guangxi Yuchai Marine and Genset Power Co., Ltd Incentive Scheme (the “MGP Incentive Scheme”) (collectively, the “Two Schemes”)

The Two Schemes was approved by the shareholders of Yuchai on June 20, 2024. Yuchai Equity Scheme is administrated by Yuchai’s Remuneration Committee (“Yuchai RC”), and MGP Incentive Scheme is administrated by the MGP’s Board of Directors.

The salient terms of the Two Schemes are as follows:

(i)
participants of the Two Schemes were awarded interests in MGP on June 26, 2024 such that the registered capital of MGP was increased by an aggregate amount of RMB 28.0 million which corresponded to approximately 6.54% interest in the enlarged registered capital of MGP (the “MGP Interest”) and participants of the Two Schemes contributed an aggregate amount of RMB 82.9 million at the price of RMB 2.96 per RMB 1.00 registered capital in cash;
(ii)
the subscription price was based on the fair value of the net assets of MGP and its subsidiaries as at December 31, 2022 and was arrived at after taking into consideration, among other things, the rationale for the Two Schemes and the valuation of MGP factoring in the restrictions placed on the MGP Interest;
(iii)
participants of the Two Schemes are employees within the Yuchai group of entities.
(iv)
the MGP Interest is held by separate partnership vehicles established by the participants of the Two Schemes (“MGP Partnership Interest”). Although all partners in each of the partnership vehicles including Yuchai have the right (but not the obligation) to buy the MGP Partnership Interests in that partnership vehicle under a special scenario, should Yuchai buy any MGP Partnership Interests in any partnership vehicle, it has to transfer to newly identified employees approved by the Yuchai RC (as regards to the Yuchai Equity Scheme) or the MGP’s Board of Directors(as regards to the MGP Incentive Scheme) within six months.
(v)
restrictions on the partnership vehicles which hold the MGP Interest include (a) a lock-up period commencing on the date of issuance of the MGP Interest and a moratorium period ending (ai) in the event that MGP undertakes a public listing, three years after such listing; or (aii) in the event that MGP does not undertake a public listing, ten years; (b) the partnership vehicles are to vote on all matters proposed at shareholders’ meetings of MGP in the same manner as Yuchai; (c) transfer/sale/mortgage/gift restrictions on MGP Partnership Interests; (d) save for five key employees who are also the general partners of the partnership vehicles may continue to hold their MGP Partnership Interests upon retirement, MGP Partnership Interests must be transferred in accordance with the agreed terms and to approved person under certain special scenarios including death, termination/resignation/divorce and dismissal; and
(vi)
the partnership vehicles have the right to distributions declared and made by MGP upon the issuance of the MGP Interest.

Following the awards of the MGP Interest, the Group’s effective equity interest in MGP decreased from 76.4% to 71.4% as at December 31, 2024.

In 2025, Yuchai’s interest in MGP increased by 0.55% following the acquisition of MGP Partnership Interest from a participant who withdrew from the Yuchai Equity Scheme (Note 4). As a result, the Group's effective interest in MGP increased from 71.4% to 71.8% as at December 31, 2025. The ownership of the acquired MGP Partnership Interest is subject to the terms of the Yuchai Equity Scheme.

22.
Share-based payment (cont’d)

By the Subsidiaries (cont’d)

Guangxi Sky Cloud Technology Co., Ltd Equity Incentive Plan (the “Sky Cloud Equity Plan”)

The Sky Cloud Equity Plan was approved by the shareholders of Yuchai on March 21, 2025. It is administrated by Yuchai RC.

The salient terms of the Sky Cloud Equity Plan are as follows:

(i)
participants would be awarded interests in Sky Cloud in two phases such that the registered capital of Sky Cloud would be increased by an aggregate of RMB 1.25 million which corresponds to approximately 20.0% interest in the enlarged registered capital of Sky Cloud (the “Sky Cloud Interest”).
(ii)
the Sky Cloud Interest will be granted in two phases. Participants of Phase One will contribute an aggregate amount of RMB 1.1 million (US$ 0.2 million) at a subscription price of RMB 1 per RMB 1 registered capital of Sky Cloud. The remaining Sky Cloud Interest will be granted in Phase Two at a subscription price of 80% of the latest audited net assets value or RMB 1 (whichever is higher) per RMB 1 registered capital of Sky Cloud.
(iii)
participants of the Sky Cloud Share Scheme are employees and senior officers (who may also be directors) of Sky Cloud.
(iv)
the Sky Cloud Interest is held by separate partnership vehicles established by the participants of the Sky Cloud Equity Plan (“Sky Cloud Partnership Interest”). Phase One of the Sky Cloud Interest has been awarded on April 27, 2025. Phase Two of the Sky Cloud Interest will be awarded no later than June 30, 2027. Although all partners in each of the partnership vehicles including Yuchai have the right (but not the obligation) to buy the Sky Cloud Partnership Interests in that partnership vehicle under a special scenario, should Yuchai buy any Sky Cloud Partnership Interests in any partnership vehicle, it has to transfer to newly identified employees approved by the Yuchai RC within six months.
(v)
restrictions on the partnership vehicles which hold the Sky Cloud Interest include (a) a lock-up period commencing on the date of issuance of the Sky Cloud Interest and a moratorium period ending (ai) in the event that Sky Cloud undertakes a public listing, three years after such listing; or (aii) in the event that Sky Cloud does not undertake a public listing, ten years; (b) the partnership vehicles are to vote on all matters proposed at shareholders’ meetings of Sky Cloud in the same manner as Yuchai; (c) transfer/sale/mortgage/gift restrictions on the Sky Cloud Partnership Interests; (d) save for one key employee (being also the general partner of the partnership vehicles) who may continue to hold his Sky Cloud Partnership Interests upon retirement provided that he shall be converted into a limited partner. The Sky Cloud Partnership Interests must be transferred in accordance with the agreed terms and to approved person under certain special scenarios including death, termination/resignation/divorce and dismissal; and
(vi)
the partnership vehicles have the right to distributions declared and made by Sky Cloud upon the issuance of the Sky Cloud Interest

Following the awards of Sky Cloud Interest, the Group’s effective equity interest in Sky Cloud decreased from 76.4% to 62.8% as at December 31, 2025.

The expense recognized for employee services received during the year is shown in the following table:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Expense arising from equity-settled share-based payment transactions	7,829	27,487	3,971